PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Deferred Taxes (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets:
Allowance for Doubtful Accounts	$ 998,674	$ 984,437
Inventory Reserve	58,840	219,474
Deferred Rent	17,102	18,978
Accrued Expenses	172,520	131,916
Operating Lease Liabilities	1,969,561	606,718
Non-qualified Stock Options	809,992	809,992
Stock-based Compensation	3,465,882
Loss on Disposal of Subsidiary	1,600,209	1,720,979
Operating Losses	38,098,948	19,488,540
Property and Euipment	89,282
Total Deferred Tax Assets	47,281,010	23,981,034
Valuation Allowance	(44,082,411)	(22,495,563)
Net Deferred Tax Assets	3,198,599	1,485,471
Deferred Tax Liabilities:
Contingent Consideration		(1,203,039)
Property, Plant & Equipment		(937,801)
Right-of-Use Assets	(1,908,717)	(598,774)
State Taxes		(76,672)
Total Deferred Tax Liabilities	(1,908,717)	(2,816,286)
Net Deferred Tax Assets (Liabilities)	$ 1,289,882	$ (1,330,815)